Segment information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 95,793	$ 92,181	$ 78,187
Costs	(62,204)	(59,391)	(49,112)
Gross profit	33,589	32,790	29,075
Net gain from fair value adjustment of investment properties	30,742	(37,877)	19,160
General and administrative expenses	(10,869)	(10,643)	(9,497)
Selling expenses	(13,757)	(12,270)	(11,749)
Impairment of associates and joint ventures	2,470
Other operating results, net	1,104	273	2,109
(Loss) / profit from operations	38,339	(27,727)	29,098
Share of profit / (loss) of associates and joint ventures	8,517	(7,200)	(3,722)
Segment profit / (loss)	46,856	(34,927)	25,376
Operations Center in Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	81,637	73,537	60,057
Costs	(56,296)	(52,426)	(41,935)
Gross profit	25,341	21,111	18,122
Net gain from fair value adjustment of investment properties	(2,989)	892
General and administrative expenses	(8,764)	(8,031)	(7,233)
Selling expenses	(12,544)	(11,192)	(10,639)
Impairment of associates and joint ventures	(2,470)
Other operating results, net	1,127	742	2,136
(Loss) / profit from operations	(299)	3,522	2,386
Share of profit / (loss) of associates and joint ventures	1,299	(150)	(422)
Segment profit / (loss)	1,000	3,372	1,964
Operating assets	451,267	535,565	563,654
Operating liabilities	(403,184)	(461,015)	(479,056)
Operating assets (liabilities), net	48,083	74,550	84,598
Operations Center in Israel [Member] | Real Estate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	12,954	14,392	9,497
Costs	(6,787)	(9,121)	(5,957)
Gross profit	6,167	5,271	3,540
Net gain from fair value adjustment of investment properties	(2,989)	892
General and administrative expenses	(812)	(707)	(578)
Selling expenses	(223)	(197)	(200)
Impairment of associates and joint ventures	(2,470)
Other operating results, net	(296)		256
(Loss) / profit from operations	(623)	5,259	3,018
Share of profit / (loss) of associates and joint ventures	1,495	37	158
Segment profit / (loss)	872	5,296	3,176
Operating assets	152,941	303,425	298,031
Operating liabilities	(146,331)	(235,553)	(231,693)
Operating assets (liabilities), net	6,610	67,872	66,338
Operations Center in Israel [Member] | Supermarkets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustment of investment properties
General and administrative expenses
Selling expenses
Impairment of associates and joint ventures
Other operating results, net
(Loss) / profit from operations
Share of profit / (loss) of associates and joint ventures	1,063	717
Segment profit / (loss)	1,063	717
Operating assets	28,090	23,013	29,579
Operating liabilities
Operating assets (liabilities), net	28,090	23,013	29,579
Operations Center in Israel [Member] | Telecommunications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	64,838	57,506	49,066
Costs	(47,231)	(42,424)	(35,189)
Gross profit	17,607	15,082	13,877
Net gain from fair value adjustment of investment properties
General and administrative expenses	(5,519)	(4,779)	(4,594)
Selling expenses	(11,887)	(10,562)	(10,059)
Impairment of associates and joint ventures
Other operating results, net	501	397	772
(Loss) / profit from operations	702	138	(4)
Share of profit / (loss) of associates and joint ventures	(265)
Segment profit / (loss)	437	138	(4)
Operating assets	140,025	109,380	110,723
Operating liabilities	(106,076)	(84,800)	(86,280)
Operating assets (liabilities), net	33,949	24,580	24,443
Operations Center in Israel [Member] | Insurance [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustment of investment properties
General and administrative expenses
Selling expenses
Impairment of associates and joint ventures
Other operating results, net
(Loss) / profit from operations
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)
Operating assets	3,377	22,638	27,247
Operating liabilities
Operating assets (liabilities), net	3,377	22,638	27,247
Operations Center in Israel [Member] | Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustment of investment properties
General and administrative expenses	(1,071)	(1,058)	(854)
Selling expenses
Impairment of associates and joint ventures
Other operating results, net	(48)		1,141
(Loss) / profit from operations	(1,119)	(1,058)	287
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)	(1,119)	(1,058)	287
Operating assets	17,911	41,536	47,432
Operating liabilities	(111,649)	(126,585)	(155,567)
Operating assets (liabilities), net	(93,738)	(85,049)	(108,135)
Operations Center in Israel [Member] | Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	3,845	1,639	1,494
Costs	(2,278)	(881)	(789)
Gross profit	1,567	758	705
Net gain from fair value adjustment of investment properties
General and administrative expenses	(1,362)	(1,487)	(1,207)
Selling expenses	(434)	(433)	(380)
Impairment of associates and joint ventures
Other operating results, net	970	345	(33)
(Loss) / profit from operations	741	(817)	(915)
Share of profit / (loss) of associates and joint ventures	(994)	(904)	(580)
Segment profit / (loss)	(253)	(1,721)	(1,495)
Operating assets	108,923	35,573	50,642
Operating liabilities	(39,128)	(14,077)	(5,516)
Operating assets (liabilities), net	$ 69,795	$ 21,496	$ 45,126